ACCOUNTS RECEIVABLE (Schedule Of Movement Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 2,839	$ 3,252	$ 2,946
Charge to expenses	46	(205)	788
Exchange difference	(29)	(208)	(482)
Balance at end of year	$ 2,856	$ 2,839	$ 3,252